NOTES PAYABLE (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023	$ 2,042
2024	360
2025	3,484
2026	296
2027	22
Thereafter	150
Total	6,354
Total	4,282	$ 3,882
Secured Promissory Notes [Member]
2023	677
2024	0
2025	3,106
2026	0
2027	0
Thereafter	0
Total	3,783
NJD Investments, LLC Promissory [Member]
2023	291
2024	301
2025	316
2026	247
2027	0
Thereafter	0
Total	1,155
Evergreen Private Placement [Member]
2023	1,022
2024	0
2025	0
2026	0
2027	0
Thereafter	0
Total	1,022
SBA Loan [Member]
2023	0
2024	0
2025	0
2026	0
2027	0
Thereafter	150
Total	150
Vehicle Loans [Member]
2023	52
2024	59
2025	62
2026	49
2027	22
Thereafter	0
Total	$ 244